INCOME TAXES - Income Tax Expense (Benefit) from Loss Before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before income tax	$ (360,925)	$ (302,459)	$ (406,103)
Macau Complementary Tax rate	12.00%	12.00%	12.00%
Income tax benefit at Macau Complementary Tax rate	$ (43,311)	$ (36,295)	$ (48,732)
Effect of different tax rates of subsidiaries operating in other jurisdictions	(3,449)	(5,385)	(2,995)
Over provision in prior years	0	(21)	0
Effect of income for which no income tax expense is payable	(1,438)	(534)	(295)
Effect of expenses for which no income tax benefit is receivable	16,560	20,970	19,724
Effect of tax losses that cannot be carried forward	0	5,532	10,768
Change in valuation allowances	16,202	(925)	7,361
Expired tax losses	15,818	16,201	13,158
Income tax expense (benefit)	$ 382	$ (457)	$ (1,011)